Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
Segment Information

We have two primary operating segments - Term Life Insurance and Investment and Savings Products. The Term Life Insurance segment includes underwriting profits on our in-force book of term life insurance policies, net of reinsurance, which are underwritten by our life insurance company subsidiaries. The Investment and Savings Products segment includes mutual funds and variable annuities distributed through licensed broker-dealer subsidiaries and includes segregated funds, an individual annuity savings product that we underwrite in Canada through Primerica Life Canada. In the United States, we distribute mutual fund and annuity products of several third-party companies. We also earn fees for account servicing on a subset of the mutual funds we distribute. In Canada, we offer a Primerica-branded fund-of-funds mutual fund product, as well as mutual funds of well known mutual fund companies. These two operating segments are managed separately because their products serve different needs - term life insurance protection versus wealth-building savings products.

We also have a Corporate and Other Distributed Products segment, which consists primarily of revenues and expenses related to the distribution of non-core products, prepaid legal services and various insurance products other than our core term life insurance products. With the exception of certain life and disability insurance products, which we underwrite, these products are distributed pursuant to arrangements with third parties.

Assets specifically related to a segment are held in that segment. We allocate invested assets to the Term Life Insurance segment based on the book value of invested assets necessary to meet statutory reserve requirements and our targeted capital objectives. Remaining invested assets and all unrealized gains and losses are allocated to the Corporate and Other Distributed Products segment. In connection with our corporate reorganization in 2010, we signed a reinsurance agreement subject to deposit accounting (the 10% Reinsurance Agreement) and have recognized the deposit asset in the Term Life Insurance segment. DAC is recognized in a particular segment based on the product to which it relates. Separate account assets supporting the segregated funds product in Canada are held in the Investment and Savings Products segment. Any remaining unallocated assets are reported in the Corporate and Other Distributed Products segment. Information regarding assets by segment follows:

	December 31,
	2011	2010
	(In thousands)
Assets:
Term life insurance segment	$6,009,162	$5,642,243
Investment and savings products segment	2,591,137	2,615,916
Corporate and other distributed products segment	1,251,521	1,511,250
Total assets	$9,851,820	$9,769,409

The Investment and Savings Products segment also includes assets held in separate accounts. Excluding separate accounts, the Investment and Savings Product segment assets were as follows:

	December 31,
	2011	2010
	(In thousands)
Investment and savings products segment assets, excluding separate accounts	$183,622	$170,326
Although we do not view our business in terms of geographic segmentation, our Canadian businesses’ percentage of total assets were as follows:

	December 31,
	2011	2010
Canadian assets as a percent of total assets	31%	32%
Canadian assets as a percent of total assets, excluding separate accounts	9%	9%

The deposit asset recognized in connection with the 10% Reinsurance Agreement generates an effective yield, which is reported in the Term Life Insurance segment and reflected in net investment income in our statement of income. We then allocate the remaining net investment income based on the book value of the invested assets allocated to the Term Life Insurance segment compared to the book value of total invested assets.

Realized investment gains and losses are reported in the Corporate and Other Distributed Products segment. We allocate certain operating expenses associated with our sales representatives, including supervision, training and legal support, to our two primary operating segments based on the average number of licensed representatives in each segment for a given period. We also allocate technology and occupancy costs based on usage. Any remaining unallocated revenue and expense items are reported in the Corporate and Other Distributed Products segment. We measure income and loss for the segments on an income before income taxes basis.

Information regarding operations by segment follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Revenues:
Term life insurance segment	$554,995	$808,568	$1,742,065
Investment and savings products segment	396,703	361,807	300,140
Corporate and other distributed products segment	151,395	191,488	178,196
Total revenues	$1,103,093	$1,361,863	$2,220,401
Income (loss) before income taxes:
Term life insurance segment	$162,450	$261,483	$641,118
Investment and savings products segment	117,076	113,530	93,404
Corporate and other distributed products segment	(35,617)	(13,544)	7,273
Total income before income taxes	$243,909	$361,469	$741,795
The decline in revenues and income before income taxes primarily reflects the impact of the reinsurance and reorganization transactions executed in the first and second quarters of 2010.
Information regarding operations by country follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Revenues by country:
United States	$895,067	$1,136,414	$1,922,047
Canada	208,026	225,449	298,354
Total revenues	$1,103,093	$1,361,863	$2,220,401
Income before income taxes by country:
United States	$181,151	$282,492	$621,083
Canada	62,758	78,977	120,712
Total income before income taxes	$243,909	$361,469	$741,795
The contribution to results of operations by our Canadian businesses were as follows:

	Year ended December 31,
	2011	2010	2009
Canadian revenues as a percent of total revenues	19%	17%	13%
Canadian income before income taxes as a percent of total income before income taxes	26%	22%	16%
The increase in the Canadian contribution to total revenues and total income before income taxes largely reflects the dynamic of a smaller U.S. block of business subsequent to the reinsurance transactions as well as growth in our Canadian investments and savings products business